[SHIP LOGO] [VAMGIARD (R) LOGO]

                                    P.O. Box 2600
                                    Valley Forge, PA 19482-2600

                                    610-669-5284
                                    Lisa_L_Matson@vanguard.com

                       July 13, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      Vanguard Tax-Managed Funds (the "Trust")
         File No. 33-53683

Commissioners:

Enclosed is Post-Effective Amendment No. 28 to the Trust's Registration Statement on Form N-1A. This follows a 485(a) filing we made on May 21, 2007, to introduce a new exchange-traded fund share class known as Vanguard Europe Pacific ETF for the Vanguard Tax-Managed International Fund. The purposes of this Amendment are to: 1) address comments of the Commission's staff regarding the prior Amendment, and 2) include a number of non-material editorial changes.

This amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an immediate effective date of July 20, 2007, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 669-5284 with any questions or comments regarding the above response. Thank you.

                       Sincerely,



                       Lisa L.B. Matson
                       Associate Counsel
                       Securities Regulation, Legal Department

cc:      Christian Sandoe, Esq.
         Securities & Exchange Commission